Cost of sales	12 Months Ended
Dec. 31, 2020
Cost of sales
Cost of sales

13. Cost of sales

Cost of sales includes personnel expenses, cost of material, purchased services, cost for finished goods and allocated indirect costs related to production.

COST OF SALES

	Year Ended December 31,
	2020	2019	2018 (1)
	(€ in thousands)
Personnel expenses	(4,594)	(5,583)	(5,404)
Material costs	(6,559)	(6,796)	(7,082)
Depreciation	(2,158)	(2,686)	(2,197)
Other expenses	(1,502)	(2,382)	(2,598)
Allowance for slow-moving inventory	1	21	417
Total	(14,812)	(17,426)	(16,864)

(1) The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 3  “Summary of significant accounting policies” to the consolidated financial statements.

In 2020, other expenses primarily consisted of expenses related to insurances (kEUR 283), cost of maintenance (kEUR 208), travel expenses (kEUR 171), rental and building expenses (kEUR 104) and license fees (kEUR 53).

In 2019, other expenses primarily consisted of cost of maintenance (kEUR 535), travel expenses (kEUR 312), expenses related to insurances (kEUR 269) rental and building expenses (kEUR 149) and license fees (kEUR 57).

In 2018, other expenses primarily consisted of rental and building expenses (kEUR 491), travel expenses (kEUR 294) and license fees (kEUR 92).